Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Without Sales Load [Member] | C000262359
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%	0.11%	1.25%
Without Sales Load [Member] | C000202320
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	1.70%	2.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	0.18%	1.67%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Average Annual Return, Percent	5.56%	0.35%	1.42%
50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg ABS Index / 50% Non-Agency Investment Grade CMBS Index
Average Annual Return, Percent	4.88%	2.12%	2.66%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Average Annual Return, Percent	5.56%	0.35%	1.42%